Pay vs Performance Disclosure	12 Months Ended
	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return	Net Income ($000s)(5)	Adjusted EBITDA Margin (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,810,424	$3,692,695	$4,264,554	$2,813,478	$78.39	$217.88	($38,146)	7.1%
2023	$5,190,714	$4,702,791	$1,472,635	$915,290	$83.29	$146.23	($10,274)	9.3%
2022	$8,411,949	($13,528,779)	$2,122,936	($2,666,086)	$89.68	$102.04	$67,383	12.9%
2021	$5,482,555	$32,271,135	$1,365,007	$10,146,753	$208.13	$139.60	$158,595	16.2%

Company Selected Measure Name	Adjusted EBITDA margin
Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2024	Patrick Spence	Saori Casey, Edward Lazarus, Maxime Bouvat-Merlin, Deirdre Findlay and Nicholas Millington
2023	Patrick Spence	Edward Lazarus, Maxime Bouvat-Merlin, Nicholas Millington, Shamayne Braman, and Matthew Siegel
2022	Patrick Spence	Edward Lazarus, Matthew Siegel, Nicholas Millington, Brittany Bagley, and Anna Fraser
2021	Patrick Spence	Edward Lazarus, Matthew Siegel, Nicholas Millington, and Brittany Bagley

Peer Group Issuers, Footnote
(4)For purposes of calculating peer group total shareholder return (“TSR”), the Nasdaq Computer Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended September 28, 2024. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 5,810,424	$ 5,190,714	$ 8,411,949	$ 5,482,555
PEO Actually Paid Compensation Amount	$ 3,692,695	4,702,791	(13,528,779)	32,271,135
Adjustment To PEO Compensation, Footnote	For Fiscal 2024, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2024 Summary Compensation Table (SCT)	$5,810,424	$4,264,554
Less: Value of stock awards reported in SCT	$5,260,424	$3,793,988
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$2,100,541	$2,165,716
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($68,411)	($11,782)
Plus: Fair value of vesting date of awards granted in this fiscal year and that vested in this fiscal year	$907,060	$156,011
Plus: Change in fair value as of the vesting date (from prior year-end) of prior year stock awards that vested this fiscal year	$203,506	$45,891
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this fiscal year	$0	$12,923
Total Adjustments	($2,117,729)	($1,451,076)
Compensation Actually Paid for Fiscal 2024	$3,692,695	$2,813,478

Non-PEO NEO Average Total Compensation Amount	$ 4,264,554	1,472,635	2,122,936	1,365,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,813,478	915,290	(2,666,086)	10,146,753
Adjustment to Non-PEO NEO Compensation Footnote
(3)For Fiscal 2024, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2024 Summary Compensation Table (SCT)	$5,810,424	$4,264,554
Less: Value of stock awards reported in SCT	$5,260,424	$3,793,988
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$2,100,541	$2,165,716
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($68,411)	($11,782)
Plus: Fair value of vesting date of awards granted in this fiscal year and that vested in this fiscal year	$907,060	$156,011
Plus: Change in fair value as of the vesting date (from prior year-end) of prior year stock awards that vested this fiscal year	$203,506	$45,891
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this fiscal year	$0	$12,923
Total Adjustments	($2,117,729)	($1,451,076)
Compensation Actually Paid for Fiscal 2024	$3,692,695	$2,813,478

Compensation Actually Paid vs. Total Shareholder Return
Chart 1: Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return (TSR)
The Compensation Actually Paid values for our PEO and non-PEO NEOs over the four-year period of Fiscal 2021 through Fiscal 2024 generally aligns with the Company’s TSR performance over the same period. This is due primarily to the emphasis on at-risk, performance-based equity incentives in the compensation program design for our PEO and non-PEO NEOs.
As depicted in the below chart, strong absolute TSR performance in Fiscal 2021 exceeded the peer group and drove an increase in the fair value of equity awards, which resulted in increased Compensation Actually Paid values. Weaker TSR performance in Fiscal 2022 resulted in a significant decrease in Compensation Actually Paid. Flatter TSR performance in Fiscal 2023 resulted in more modest Compensation Actually Paid values. The decreased TSR performance in Fiscal 2024 resulted in decreased Compensation Actually Paid for PEO, while non-PEO NEOs’ Compensation Actually Paid values increased.
The below chart also compares the Company’s TSR to the peer group TSR, in each case, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of Fiscal 2024.

Compensation Actually Paid vs. Net Income
Chart 2: Compensation Actually Paid Versus Net Income
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance table. No portion of our compensation is directly tied to net income results.

Compensation Actually Paid vs. Company Selected Measure
Chart 3: Compensation Actually Paid Versus Adjusted EBITDA Margin
We identified Adjusted EBITDA margin as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2024 to our performance. Adjusted EBITDA margin was one of two financial performance measures used in our annual cash incentive program, as well as one of two of our PSU measures, for Fiscal 2024. Compensation Actually Paid for 2021 was positive, which is partially attributable to strong Adjusted EBITDA margin results relative to our incentive targets for that year and Adjusted EBITDA margin’s correlation with our stock price. Our Adjusted EBITDA margin results declined in Fiscal 2022, Fiscal 2023, and Fiscal 2024 which partially contributed to negative Compensation Actually Paid in Fiscal 2022 and more modest Compensation Actually Paid in Fiscal 2023 and Fiscal 2024.

Total Shareholder Return Vs Peer Group
The below chart also compares the Company’s TSR to the peer group TSR, in each case, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of Fiscal 2024.

Tabular List, Table	•Adjusted EBITDA margin •Revenue
Total Shareholder Return Amount	$ 78.39	83.29	89.68	208.13
Peer Group Total Shareholder Return Amount	217.88	146.23	102.04	139.60
Net Income (Loss)	$ (38,146,000)	$ (10,274,000)	$ 67,383,000	$ 158,595,000
Company Selected Measure Amount	0.071	0.093	0.129	0.162
PEO Name	Patrick Spence	Patrick Spence	Patrick Spence	Patrick Spence
Additional 402(v) Disclosure	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously-granted RSUs and PSUs. For stock options, changes in fair value were calculated pursuant to a Black-Scholes model as of the last day of the applicable year.The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.We identified Adjusted EBITDA margin for Fiscal 2024 as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2024 to Company performance. Adjusted EBITDA margin was one of two of our financial performance measures used in the Company’s annual cash incentive program, as well as one of two of our equally weighted PSU measures, for Fiscal 2024. We define “Adjusted EBITDA margin” as Adjusted EBITDA divided by revenue, with “Adjusted EBITDA” defined as net income (loss) adjusted to exclude the impact of depreciation and amortization, stock-based compensation expense, interest income, interest expense, other income, income taxes, restructuring and abandonment costs, legal and transaction-related fees and other items that we do not consider representative of our underlying operating performance. Adjusted EBITDA margin and Adjusted EBITDA are non-GAAP measures. See Annex A of this Proxy Statement for reconciliations of non-GAAP items, including Adjusted EBITDA margin and Adjusted EBITDA.
Measure:: 1
Pay vs Performance Disclosure
Name	total shareholder return (“TSR”)
Non-GAAP Measure Description	For purposes of calculating peer group total shareholder return (“TSR”), the Nasdaq Computer Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended September 28, 2024. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(6)We identified Adjusted EBITDA margin for Fiscal 2024 as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2024 to Company performance. Adjusted EBITDA margin was one of two of our financial performance measures used in the Company’s annual cash incentive program, as well as one of two of our equally weighted PSU measures, for Fiscal 2024. We define “Adjusted EBITDA margin” as Adjusted EBITDA divided by revenue, with “Adjusted EBITDA” defined as net income (loss) adjusted to exclude the impact of depreciation and amortization, stock-based compensation expense, interest income, interest expense, other income, income taxes, restructuring and abandonment costs, legal and transaction-related fees and other items that we do not consider representative of our underlying operating performance. Adjusted EBITDA margin and Adjusted EBITDA are non-GAAP measures. See Annex A of this Proxy Statement for reconciliations of non-GAAP items, including Adjusted EBITDA margin and Adjusted EBITDA.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,117,729)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,260,424)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,100,541
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,411)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,060
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,506
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,451,076)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,793,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,165,716
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,782)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,011
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,891
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,923